Fair Value Measurement - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Available for sale securities	$ 318,910	$ 356,345
Bank owned life insurance	9,677	9,323
Fair Value, Measurements, Recurring [Member]
Assets
Available for sale securities	318,910	356,345
Bank owned life insurance	9,677	9,323
Liabilities
Interest rate swap	750	1,126
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Available for sale securities
Liabilities
Interest rate swap
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Available for sale securities
Bank owned life insurance
Liabilities
Interest rate swap
Significant Other Observable Inputs (Level 2) [Member]
Assets
Available for sale securities	317,421	354,856
Liabilities
Interest rate swap	750	1,126
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Available for sale securities	317,421	354,856
Bank owned life insurance	9,677	9,323
Liabilities
Interest rate swap	750	1,126
Significant Unobservable Inputs (Level 3) [Member]
Assets
Available for sale securities	1,489	1,489
Liabilities
Interest rate swap
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Available for sale securities	1,489	1,489
Bank owned life insurance
Liabilities
Interest rate swap